Authorization to Issue the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2025
Authorization to Issue the Consolidated Financial Statements [Abstract]
Authorization to issue the consolidated financial statements
28.	Authorization to issue the consolidated financial statements

The Group’s consolidated financial statements were authorized and proposed for issuance to the Board of Directors on April 30, 2026, by Andrés Campos, Chief Executive Officer, and Raúl del Villar, Corporate Finance Director of Betterware de México, S.A.P.I de C.V.